Important Notice Regarding Changes

to Fund Names and Exchange Ticker Symbol

SPDR® Series Trust

(the “Trust”)

Supplement dated October 21, 2025 to the currently effective Summary Prospectuses, Prospectuses and Statements of Additional Information of certain series of the Trust (each, a “Fund”), as may be supplemented from time to time

Effective October 31, 2025 (the “Effective Date”), (i) each Fund’s name will change, (ii) the SPDR Portfolio S&P 500 ETF’s exchange ticker symbol will change, and (iii) the names of the benchmark indexes for the SPDR SSGA US Large Cap Low Volatility Index ETF and the SPDR SSGA US Small Cap Low Volatility Index ETF will change. Accordingly, as of the Effective Date:

1.	All references to each Fund in its Prospectus, Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
SPDR® Bloomberg 1-10 Year TIPS ETF	State Street® SPDR® Bloomberg 1-10 Year TIPS ETF
SPDR® Bloomberg 1-3 Month T-Bill ETF	State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF
SPDR® Bloomberg 3-12 Month T-Bill ETF	State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF
SPDR® Bloomberg Convertible Securities ETF	State Street® SPDR® Bloomberg Convertible Securities ETF
SPDR® Bloomberg Emerging Markets USD Bond ETF	State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF
SPDR® Bloomberg High Yield Bond ETF	State Street® SPDR® Bloomberg High Yield Bond ETF
SPDR® Bloomberg Investment Grade Floating Rate ETF	State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF
SPDR® Bloomberg Short Term High Yield Bond ETF	State Street® SPDR® Bloomberg Short Term High Yield Bond ETF
SPDR® Dow Jones® REIT ETF	State Street® SPDR® Dow Jones® REIT ETF
SPDR® FactSet Innovative Technology ETF	State Street® SPDR® FactSet Innovative Technology ETF
SPDR® Global Dow ETF	State Street® SPDR® Global Dow ETF
SPDR® ICE Preferred Securities ETF	State Street® SPDR® ICE Preferred Securities ETF
SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF	State Street® SPDR® MarketAxess Investment Grade 400 Corporate Bond ETF
SPDR® MSCI USA Climate Paris Aligned ETF	State Street® SPDR® MSCI USA Climate Paris Aligned ETF
SPDR® MSCI USA Gender Diversity ETF	State Street® SPDR® MSCI USA Gender Diversity ETF
SPDR® MSCI USA StrategicFactorsSM ETF	State Street® SPDR® MSCI USA StrategicFactorsSM ETF
SPDR® Nuveen ICE High Yield Municipal Bond ETF	State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF
SPDR® Nuveen ICE Municipal Bond ETF	State Street® SPDR® Nuveen ICE Municipal Bond ETF
SPDR® Nuveen ICE Short Term Municipal Bond ETF	State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF
SPDR® NYSE Technology ETF	State Street® SPDR® NYSE Technology ETF
SPDR® Portfolio Aggregate Bond ETF	State Street® SPDR® Portfolio Aggregate Bond ETF
SPDR® Portfolio Corporate Bond ETF	State Street® SPDR® Portfolio Corporate Bond ETF
SPDR® Portfolio High Yield Bond ETF	State Street® SPDR® Portfolio High Yield Bond ETF
SPDR® Portfolio Intermediate Term Corporate Bond ETF	State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF

Current Fund Name	New Fund Name
SPDR® Portfolio Intermediate Term Treasury ETF	State Street® SPDR® Portfolio Intermediate Term Treasury ETF
SPDR® Portfolio Long Term Corporate Bond ETF	State Street® SPDR® Portfolio Long Term Corporate Bond ETF
SPDR® Portfolio Long Term Treasury ETF	State Street® SPDR® Portfolio Long Term Treasury ETF
SPDR® Portfolio Mortgage Backed Bond ETF	State Street® SPDR® Portfolio Mortgage Backed Bond ETF
SPDR® Portfolio S&P 1500® Composite Stock Market ETF	State Street® SPDR® Portfolio S&P 1500® Composite Stock Market ETF
SPDR® Portfolio S&P 400TM Mid Cap ETF	State Street® SPDR® Portfolio S&P 400TM Mid Cap ETF
SPDR® Portfolio S&P 500® ETF	State Street® SPDR® Portfolio S&P 500® ETF
SPDR® Portfolio S&P 500® Growth ETF	State Street® SPDR® Portfolio S&P 500® Growth ETF
SPDR® Portfolio S&P 500® High Dividend ETF	State Street® SPDR® Portfolio S&P 500® High Dividend ETF
SPDR® Portfolio S&P 500® Value ETF	State Street® SPDR® Portfolio S&P 500® Value ETF
SPDR® Portfolio S&P 600TM Small Cap ETF	State Street® SPDR® Portfolio S&P 600TM Small Cap ETF
SPDR® Portfolio S&P Sector Neutral Dividend ETF	State Street® SPDR® Portfolio S&P Sector Neutral Dividend ETF
SPDR® Portfolio Short Term Corporate Bond ETF	State Street® SPDR® Portfolio Short Term Corporate Bond ETF
SPDR® Portfolio Short Term Treasury ETF	State Street® SPDR® Portfolio Short Term Treasury ETF
SPDR® Portfolio TIPS ETF	State Street® SPDR® Portfolio TIPS ETF
SPDR® Portfolio Treasury ETF	State Street® SPDR® Portfolio Treasury ETF
SPDR® Russell 1000 Low Volatility Focus ETF	State Street® SPDR® Russell 1000 Low Volatility Focus ETF
SPDR® Russell 1000 Momentum Focus ETF	State Street® SPDR® Russell 1000 Momentum Focus ETF
SPDR® Russell 1000 Yield Focus ETF	State Street® SPDR® Russell 1000 Yield Focus ETF
SPDR® S&P 400 TM Mid Cap Growth ETF	State Street® SPDR® S&P 400 TM Mid Cap Growth ETF
SPDR® S&P 400 TM Mid Cap Value ETF	State Street® SPDR® S&P 400 TM Mid Cap Value ETF
SPDR® S&P 500® ESG ETF	State Street® SPDR® S&P 500® ESG ETF
SPDR® S&P 600 TM Small Cap Growth ETF	State Street® SPDR® S&P 600 TM Small Cap Growth ETF
SPDR® S&P 600 TM Small Cap Value ETF	State Street® SPDR® S&P 600 TM Small Cap Value ETF
SPDR® S&P Kensho Clean Power ETF	State Street® SPDR® S&P Kensho Clean Power ETF
SPDR® S&P Kensho Final Frontiers ETF	State Street® SPDR® S&P Kensho Final Frontiers ETF
SPDR® S&P Kensho Future Security ETF	State Street® SPDR® S&P Kensho Future Security ETF
SPDR® S&P Kensho Intelligent Structures ETF	State Street® SPDR® S&P Kensho Intelligent Structures ETF
SPDR® S&P Kensho New Economies Composite ETF	State Street® SPDR® S&P Kensho New Economies Composite ETF
SPDR® S&P Kensho Smart Mobility ETF	State Street® SPDR® S&P Kensho Smart Mobility ETF
SPDR® S&P SmallCap 600 ESG ETF	State Street® SPDR® S&P SmallCap 600 ESG ETF
SPDR® S&P® 1500 Momentum Tilt ETF	State Street® SPDR® S&P® 1500 Momentum Tilt ETF
SPDR® S&P® 1500 Value Tilt ETF	State Street® SPDR® S&P® 1500 Value Tilt ETF
SPDR® S&P® 500 Fossil Fuel Reserves Free ETF	State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF
SPDR® S&P® Aerospace & Defense ETF	State Street® SPDR® S&P® Aerospace & Defense ETF
SPDR® S&P® Bank ETF	State Street® SPDR® S&P® Bank ETF
SPDR® S&P® Biotech ETF	State Street® SPDR® S&P® Biotech ETF
SPDR® S&P® Capital Markets ETF	State Street® SPDR® S&P® Capital Markets ETF
SPDR® S&P® Dividend ETF	State Street® SPDR® S&P® Dividend ETF
SPDR® S&P® Health Care Equipment ETF	State Street® SPDR® S&P® Health Care Equipment ETF
SPDR® S&P® Health Care Services ETF	State Street® SPDR® S&P® Health Care Services ETF

Current Fund Name	New Fund Name
SPDR® S&P® Homebuilders ETF	State Street® SPDR® S&P® Homebuilders ETF
SPDR® S&P® Insurance ETF	State Street® SPDR® S&P® Insurance ETF
SPDR® S&P® Metals & Mining ETF	State Street® SPDR® S&P® Metals & Mining ETF
SPDR® S&P® Oil & Gas Equipment & Services ETF	State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF
SPDR® S&P® Oil & Gas Exploration & Production ETF	State Street® SPDR® S&P® Oil & Gas Exploration & Production ETF
SPDR® S&P® Pharmaceuticals ETF	State Street® SPDR® S&P® Pharmaceuticals ETF
SPDR® S&P® Regional Banking ETF	State Street® SPDR® S&P® Regional Banking ETF
SPDR® S&P® Retail ETF	State Street® SPDR® S&P® Retail ETF
SPDR® S&P® Semiconductor ETF	State Street® SPDR® S&P® Semiconductor ETF
SPDR® S&P® Software & Services ETF	State Street® SPDR® S&P® Software & Services ETF
SPDR® S&P® Telecom ETF	State Street® SPDR® S&P® Telecom ETF
SPDR® S&P® Transportation ETF	State Street® SPDR® S&P® Transportation ETF
SPDR® SSGA US Large Cap Low Volatility Index ETF	State Street® SPDR® US Large Cap Low Volatility Index ETF
SPDR® SSGA US Small Cap Low Volatility Index ETF	State Street® SPDR® US Small Cap Low Volatility Index ETF

2.	All references to the SPDR Portfolio S&P 500 ETF’s ticker symbol in its Summary Prospectus, Prospectus and SAI will be updated as follows:

Current Ticker Symbol	New Ticker Symbol
SPLG	SPYM

3.

All references to the benchmark index for the SPDR SSGA US Large Cap Low Volatility Index ETF and the SPDR SSGA US Small Cap Low Volatility Index ETF in each of their Summary Prospectuses, Prospectus and SAI will be updated as follows:

Fund	Current Benchmark Index Name	New Benchmark Index Name
SPDR® SSGA US Large Cap Low Volatility Index ETF	SSGA US Large Cap Low Volatility Index	State Street® US Large Cap Low Volatility Index
SPDR® SSGA US Small Cap Low Volatility Index ETF	SSGA US Small Cap Low Volatility Index	State Street® US Small Cap Low Volatility Index

These changes will not result in any changes to a Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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